                       SUPPLEMENT TO THE PROSPECTUSES OF

EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN AMERICAN RETIREMENT FUND, EVERGREEN
 BALANCED FUND, EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN FLORIDA HIGH
  INCOME MUNICIPAL BOND FUND, EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN
    FOUNDATION FUND, EVERGREEN FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN GLOBAL LEADERS FUND, EVERGREEN GLOBAL REAL ESTATE EQUITY FUND, EVERGREEN GROWTH AND INCOME FUND, EVERGREEN INTERMEDIATE TERM BOND FUND,
   EVERGREEN INCOME AND GROWTH FUND, EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN INTERMEDIATE TERM
   GOVERNMENT SECURITIES FUND, EVERGREEN INTERNATIONAL EQUITY FUND, EVERGREEN INSTITUTIONAL MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TREASURY MONEY MARKET
  FUND, EVERGREEN LATIN AMERICA FUND, THE EVERGREEN LIMITED MARKET FUND, INC.,
    EVERGREEN MONEY MARKET FUND, EVERGREEN NEW JERSEY TAX FREE INCOME FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN PENNSYLVANIA TAX FREE
      MONEY MARKET FUND, EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN SMALL CAP EQUITY INCOME FUND,
EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN TAX EXEMPT MONEY MARKET
 FUND, EVERGREEN TAX STRATEGIC FOUNDATION FUND, EVERGREEN TREASURY MONEY MARKET FUND, EVERGREEN U.S. GOVERNMENT FUND, EVERGREEN U.S. REAL ESTATE EQUITY FUND,
EVERGREEN UTILITY FUND, EVERGREEN VALUE FUND, EVERGREEN VIRGINIA MUNICIPAL BOND
  FUND, KEYSTONE CAPITAL PRESERVATION AND INCOME FUND, KEYSTONE FUND FOR TOTAL
   RETURN, KEYSTONE GLOBAL OPPORTUNITIES FUND, KEYSTONE GLOBAL RESOURCES AND DEVELOPMENT FUND, KEYSTONE INTERMEDIATE TERM BOND FUND, KEYSTONE OMEGA FUND,
KEYSTONE SMALL COMPANY GROWTH FUND II, KEYSTONE STRATEGIC INCOME FUND, KEYSTONE
 TAX FREE INCOME FUND, KEYSTONE CALIFORNIA TAX FREE FUND, KEYSTONE FLORIDA TAX
  FREE FUND, KEYSTONE MASSACHUSETTS TAX FREE FUND, KEYSTONE MISSOURI TAX FREE FUND, KEYSTONE NEW YORK TAX FREE FUND, KEYSTONE PENNSYLVANIA TAX FREE FUND,
KEYSTONE QUALITY BOND FUND (B-1), KEYSTONE DIVERSIFIED BOND FUND (B-2), KEYSTONE
 HIGH INCOME BOND FUND (B-4), KEYSTONE BALANCED FUND (K-1), KEYSTONE STRATEGIC GROWTH FUND (K-2), KEYSTONE GROWTH AND INCOME FUND (S-1), KEYSTONE SMALL COMPANY
    GROWTH FUND (S-4), KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND, KEYSTONE INSTITUTIONAL SMALL CAPITALIZATION GROWTH FUND, KEYSTONE INTERNATIONAL FUND
INC., KEYSTONE PRECIOUS METALS HOLDINGS, INC., AND KEYSTONE TAX FREE FUND (EACH
                    A "FUND" AND, COLLECTIVELY, THE "FUNDS")

The prospectus(es) of each of the Funds are hereby supplemented as follows:

CHANGES SUBJECT TO SHAREHOLDER APPROVAL

PROPOSED FUND REORGANIZATIONS

     The respective Board of Directors or Trustees of each of the above Funds, other than the Funds listed under the section captioned "Proposed Fund Acquisitions" below, has approved a proposal to reorganize (the "Reorganization") each Fund into a corresponding series (each a "Successor Fund") of one of eight Delaware business trusts. If shareholders of a Fund approve the Reorganization and the conditions to the Reorganization are satisfied, all of the assets and liabilities of the Fund will be transferred to the corresponding Successor Fund and each shareholder of the Fund will receive shares of the corresponding Successor Fund. In connection with the Reorganizations, each Board has approved, subject to shareholder approval, the reclassification of most Funds' investment objectives from "fundamental" (i.e., changeable by shareholder vote only) to "nonfundamental" (i.e., changeable by vote of the Board), the adoption by each Fund of certain standardized investment restrictions, and the elimination or reclassification from fundamental to nonfundamental of each Fund's other currently fundamental investment restrictions.

     The Reorganizations and related proposals are scheduled to be voted on at a joint special meeting of shareholders to be held on December 15, 1997 (the "December Shareholder Meeting"). Information detailing each proposal will be mailed to shareholders on or about October 27, 1997.

     In addition, if the respective Reorganization of Keystone International Fund Inc. and Keystone Precious Metals Holdings, Inc. is approved, effective January 9, 1998, the following name changes will occur:

CURRENT NAME                                           NEW NAME
Keystone International Fund Inc.                       Evergreen International Growth Fund
Keystone Precious Metals Holdings, Inc.                Evergreen Precious Metals Fund

PROPOSED FUND ACQUISITIONS

     The respective Board of Trustees of each Fund listed below has approved a proposal to combine all of the assets of the Selling Fund and the Acquiring Fund into a series (each a "Successor Fund") of one of eight Delaware business trusts, with each Successor Fund to have substantially the same investment objective and policies as the Acquiring Fund. If approved, all of the assets of each of the Acquiring Fund and the Selling Fund would be sold to the Successor Fund in exchange for shares of the Successor Fund and the assumption by the Successor Fund of certain identified liabilities. If the proposal is approved, shares of the Successor Fund would be distributed to shareholders of each of the Acquiring Fund and the Selling Fund in liquidation and subsequent termination of the Acquiring Fund and the Selling Fund. The Boards have scheduled the proposal to be voted on at a joint special meeting of shareholders to be held on January 6, 1998. Each of the Acquiring Funds and the Selling Funds will mail information detailing the proposal to its respective shareholders on or about November 14, 1997.

SELLING FUND                                           ACQUIRING FUND
Evergreen Balanced Fund                                Keystone Balanced Fund (K-1)
Evergreen Intermediate Term Bond Fund                  Keystone Intermediate Term Bond Fund
Keystone Florida Tax Free Fund                         Evergreen Florida Municipal Bond Fund
Keystone Quality Bond Fund (B-1)                       Keystone Diversified Bond Fund (B-2)
Keystone Small Company Growth Fund II                  Keystone Small Company Growth Fund (S-4)
Keystone Tax Free Income Fund                          Keystone Tax Free Fund

EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND AND EVERGREEN TAX EXEMPT MONEY MARKET FUND

     The respective Board of Trustees of each of the above Funds has approved a proposal to amend each Fund's investment objective, subject to shareholder approval. Each Fund will amend its investment objective to permit the Fund to invest without limitation in obligations subject to the federal alternative minimum tax. If shareholders approve the proposed change at the December Shareholder Meeting, under normal circumstances it is anticipated that each Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the federal alternative minimum tax.

     If the proposed amendment to a Fund's fundamental investment objective is approved, effective January 9, 1998, the following name changes will occur:

CURRENT NAME                                           NEW NAME
Evergreen Institutional Tax Exempt                     Evergreen Institutional Municipal
  Money Market Fund                                      Money Market Fund
Evergreen Pennsylvania Tax Free                        Evergreen Pennsylvania Municipal
  Money Market Fund                                      Money Market Fund
Evergreen Tax Exempt Money Market Fund                 Evergreen Municipal Money Market Fund

EVERGREEN LATIN AMERICA FUND

     The Board of Trustees of Evergreen Latin America Fund has approved a proposal to amend the Fund's investment objective to permit the Fund to invest without limit in securities of issuers located in Latin America. If the change in investment objective is approved, the Fund would no longer be required to invest a percentage of its assets in securities of issuers located in the United States and Canada. In addition, the Board has approved a proposal to amend the Fund's investment restriction relating to industry concentration to require that the Fund invest at least 25% of its assets in issuers in the banking, construction, energy, food and beverage, retail, telecommunications and utility industries, and in conglomerates. Each proposal is scheduled to be voted on at the December Shareholder Meeting.

CHANGES NOT REQUIRING SHAREHOLDER APPROVAL

NAME CHANGES

     Effective October 31, 1997, the following name changes will occur:

CURRENT NAME                                           NEW NAME
Evergreen Intermediate Term Bond Fund                  Evergreen Intermediate Term Bond Fund II
Evergreen Limited Market Fund                          Evergreen Micro Cap Fund
Keystone Capital Preservation and Income Fund          Evergreen Capital Preservation and Income Fund
Keystone Fund for Total Return                         Evergreen Fund for Total Return
Keystone Global Opportunities Fund                     Evergreen Global Opportunities Fund

Keystone Global Resources and Development Fund         Evergreen Natural Resources Fund
Keystone Institutional Adjustable Rate Fund            Evergreen Institutional Adjustable Rate Fund
Keystone Institutional Small Capitalization Growth     Evergreen Institutional Small Cap Growth Fund
  Fund
Keystone Intermediate Term Bond Fund                   Evergreen Intermediate Term Bond Fund
Keystone Omega Fund                                    Evergreen Omega Fund
Keystone Small Company Growth Fund II                  Evergreen Small Company Growth Fund II
Keystone Strategic Income Fund                         Evergreen Strategic Income Fund
Keystone Tax Free Income Fund                          Evergreen Tax Free Income Fund
Keystone California Tax Free Fund                      Evergreen California Tax Free Fund
Keystone Florida Tax Free Fund                         Evergreen Florida Tax Free Fund
Keystone Massachusetts Tax Free Fund                   Evergreen Massachusetts Tax Free Fund
Keystone Missouri Tax Free Fund                        Evergreen Missouri Tax Free Fund
Keystone New York Tax Free Fund                        Evergreen New York Tax Free Fund
Keystone Pennsylvania Tax Free Fund                    Evergreen Pennsylvania Tax Free Fund

     Effective January 9, 1998, the following name changes will occcur:

Evergreen Balanced Fund                                Evergreen Balanced Fund II
Keystone Balanced Fund (K-1)                           Evergreen Balanced Fund
Keystone Diversified Bond Fund (B-2)                   Evergreen Diversified Bond Fund
Keystone Growth and Income Fund (S-1)                  Evergreen Blue Chip Fund
Keystone High Income Bond Fund (B-4)                   Evergreen High Yield Bond Fund
Keystone Quality Bond Fund (B-1)                       Evergreen Quality Bond Fund
Keystone Small Company Growth Fund (S-4)               Evergreen Small Company Growth Fund
Keystone Strategic Growth Fund (K-2)                   Evergreen Strategic Growth Fund
Keystone Tax Free Fund                                 Evergreen Tax Free Fund

EVERGREEN AMERICAN RETIREMENT FUND

     Evergreen American Retirement Fund may invest up to 20% of its assets in securities of foreign issuers.

EVERGREEN AMERICAN RETIREMENT FUND
EVERGREEN GROWTH AND INCOME FUND
EVERGREEN INCOME AND GROWTH FUND

     Each Fund may purchase futures contracts, including futures contracts based on securities indices, and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund may enter into other types of futures contracts that may become available and relate to the securities held by the Fund.

EVERGREEN INCOME AND GROWTH FUND

     FOREIGN ISSUERS. The Fund may invest up to 50% of its assets in the securities of foreign issuers either directly or in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of foreign issuers.

     PORTFOLIO COMPOSITION. The third sentence of the third paragraph under the caption "Investment Objectives and Policies-Evergreen Income and Growth Fund" is hereby amended to read as follows: Ordinarily, the Fund anticipates that approximately 75% of its portfolio will consist of equity securities (including convertible preferred stock) and the other 25% of debt securities (including convertible debt securities).

     FOREIGN CURRENCY TRANSACTIONS. To the extent the Fund may invest in non-U.S. dollar denominated securities, it may enter into foreign currency transactions to obtain the necessary currencies to settle securities transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts ("forward contracts"). The Fund may also enter into forward contracts to protect the Fund's assets denominated in a foreign currency against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of the Fund's assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. The use of forward contracts for hedging purposes may limit any potential gain that might result from a relative increase in the value of such currencies and might, in certain cases, result in losses to the Fund. A forward contract is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties. Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligations under the forward contract are segregated and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. In addition to forward contracts entered into for hedging purposes, the Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between trade date and settlement date will vary between 24 hours and 60 days, depending upon local custom.

     INVESTMENT IN SMALL COMPANIES. The Fund may invest from time to time in securities of little-known, relatively small and special situation companies. Investments in such companies may tend to be speculative and volatile. A lack of management depth in such companies could increase the risks associated with the loss of key personnel. Also, the material and financial resources of such companies may be limited, with the consequence that funds or external financing necessary for growth may be unavailable. Such companies may also be involved in the development or marketing of new products or services for which there are no established markets. If projected markets do not materialize or only regional markets develop, such companies may be adversely affected or be subject to the consequences of local events. Moreover, such companies may be an insignificant factor in their industries and may become subject to intense competition from larger companies. Securities of small and special situation companies in which the Fund invests will frequently be traded only in the over-the-counter market or on regional stock exchanges and will often be closely held. Securities of this type may have limited liquidity and be subject to wide price fluctuations. As a result of the risk factors described above, the net asset value of each Fund's shares can be expected to vary significantly.

EVERGREEN FLORIDA MUNICIPAL BOND FUND, EVERGREEN GEORGIA MUNICIPAL BOND FUND, EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND, EVERGREEN VIRGINIA MUNICIPAL BOND FUND, EVERGREEN FLORIDA HIGH INCOME MUNICIPAL BOND FUND, EVERGREEN NEW JERSEY TAX FREE INCOME FUND, EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN HIGH GRADE TAX FREE FUND, EVERGREEN TAX EXEMPT MONEY MARKET FUND, EVERGREEN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND, EVERGREEN PENNSYLVANIA TAX FREE MONEY MARKET FUND, KEYSTONE CALIFORNIA TAX FREE FUND, KEYSTONE FLORIDA TAX FREE FUND, KEYSTONE MASSACHUSETTS TAX FREE FUND, KEYSTONE MISSOURI TAX FREE FUND, KEYSTONE NEW YORK TAX FREE FUND, KEYSTONE PENNSYLVANIA TAX FREE FUND, KEYSTONE TAX FREE FUND, AND KEYSTONE TAX FREE INCOME FUND

     Each Fund will invest at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Rating Group ("S&P") (AAA, AA, A and BBB), by Moody's Investor Service ("Moody's") (Aaa, Aa, A and Baa), by Fitch Investors Services, LP ("Fitch") (AAA, AA, A and BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment adviser. A Fund may invest the remaining 20% of its assets in lower rated bonds, but it will not invest in bonds rated below B. Subject to certain exceptions for money market funds, a Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

     The Funds are permitted to make taxable investments, and may from time to time generate income subject to federal regular income tax.

EVERGREEN SMALL CAP EQUITY INCOME FUND

     Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" -- present market value per share multiplied by the total number of shares outstanding -- of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more, and in excess of that percentage during temporary defensive periods.

EVERGREEN SHORT-INTERMEDIATE BOND FUND

     The Fund will invest at least 65% of its assets in bonds that, at the date of investment, are rated within the four highest categories by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa), by Fitch (AAA, AA, A and BBB) or, if not rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment adviser. The Fund may invest the remaining 35% of its assets in lower rated bonds, but it will not invest in bonds rated below B. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

     The Fund may invest in foreign securities, securities denominated in or indexed to foreign currencies, and foreign currencies.

     The Fund may acquire privately placed securities that are not registered under the Securities Act of 1933 but that can be offered and sold to qualified institutional buyers under Rule 144A under the Act ("144A Securities"). The Fund's Trustees have adopted guidelines that delegate to the Fund's investment adviser the daily function of determining and monitoring the liquidity of 144A Securities. The Fund may invest up to 10% of its net assets in illiquid securities, which includes securities issued in private placements (other than 144A Securities determined to be liquid under the foregoing Rule 144A Securities procedures and commercial paper issued under Section 4(2) of the Securities Act of 1933).

     The Fund may enter into dollar rolls in which the Fund sells income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls are treated by the Fund in the same manner as reverse repurchase agreements for leverage purposes.

KEYSTONE BALANCED FUND (K-1)

     The Fund may invest up to 25% of its assets in below-investment grade securities issued by United States and foreign issuers having a rating range of BB to CCC by S&P or Fitch and/or Ba to Caa by Moody's or, if unrated or rated under a different system, believed by the Fund's investment adviser to be of comparable quality.

     Securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. For more information on below-investment grade securities, see the statement of additional information.

KEYSTONE CAPITAL PRESERVATION AND INCOME FUND

     The Fund may invest in (i) securities rated AAA by S&P, Moody's and/or Fitch or, if not rated or rated under a different system, believed by the Fund's investment adviser to be of comparable quality, and (ii) high grade commercial paper of United States or foreign issuers. The Fund may invest up to 20% of its assets in the foregoing investments.

KEYSTONE DIVERSIFIED BOND FUND
KEYSTONE INTERMEDIATE TERM BOND FUND
KEYSTONE HIGH INCOME BOND FUND (B-4)

     Each Fund may invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

KEYSTONE INTERNATIONAL FUND INC.

     The Fund may enter into cross hedging transactions. A cross hedge is accomplished by entering into a forward contract or other arrangement with respect to one foreign currency for the purpose of hedging against a possible decline in the value of another foreign currency in which certain of the Fund's portfolio investments are denominated. The Fund's investment adviser may enter into a cross hedge, rather than hedge directly, in instances where (i) the rates for forward contracts, options, futures contracts or options on futures contracts relating to the currency in which the cross hedge is effected are more favorable than rated for similar instruments denominated in the currency that is to be hedged and (ii) there is a high degree of correlation between the two currencies with respect to their movement against the U.S. dollar. Cross hedging may be effected using the various hedging instruments described below. A cross hedge cannot protect against exchange rate risks perfectly, and if the Fund's investment adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

KEYSTONE PENNSYLVANIA TAX FREE FUND

     The Fund offers Class Y shares which are available only to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset Management Corp., (ii) certain institutional investors, and
(iii) investment advisory clients of First Union National Bank or its affiliates.

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND
EVERGREEN SHORT-INTERMEDIATE BOND FUND

     Effective October 1, 1997, the Funds will declare dividends of net investment income daily and pay such dividends monthly.

September 18, 1997